Value Line Income and Growth Fund, Inc.

7 Times Square

New York, NY 10036

212-907-1850

February 9, 2018

Securities and Exchange Commission

Washington, D.C. 20549

Re:	Value Line Income and Growth Fund, Inc.
File Nos.2-11153; 811-02277
Rule 497

Dear Sir/Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in the prospectus dated February 12, 2018.

Should you have any questions regarding this filing, please do not hesitate to contact the undersigned at (212)907-1850.

Sincerely yours,

Peter D. Lowenstein

Legal Counsel